Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Unrealized holding gains (losses) on debt securities available-for-sale, income taxes	$ 180	$ (98)	$ 824	$ (2,155)